Commitments and Contingencies and Off Balance Sheet Arrangements - Legal Contingencies (Details) $ in Millions											12 Months Ended
	Dec. 15, 2017 USD ($)	Aug. 30, 2017 plaintiff	Jul. 18, 2017 USD ($) license	Dec. 09, 2016 USD ($)	Aug. 25, 2016 USD ($)	Jun. 07, 2016 employee	Apr. 06, 2016 USD ($)	Nov. 30, 2015 USD ($) program	Aug. 31, 2015 USD ($)	Aug. 10, 2015 plaintiff	Jan. 03, 2015 subpoena	Feb. 24, 2018 lawsuit	Jan. 04, 2018 USD ($)	Jan. 02, 2018 USD ($)	Oct. 20, 2015 USD ($)	Oct. 06, 2015 incident insurance_carrier state
DEA
Loss Contingencies [Line Items]
Number of subpoenas received | subpoena											2
Number of former employee with potential diversion of controlled | employee						1
Settled titigation | MasterCard litigation
Loss Contingencies [Line Items]
Settlement payment				$ 6.0
Settled titigation | DEA | Controlled substance diversion
Loss Contingencies [Line Items]
Settlement payment			$ 3.0
Corrective action plan period			3 years
Pending litigation | Mertz v. SuperValu Inc and Rocke V. SuperValu Inc.
Loss Contingencies [Line Items]
Number of lawsuits filed against the company | lawsuit												2
Number of plaintiffs | plaintiff		1								16
Pending litigation | Qui Tam Lawsuits
Loss Contingencies [Line Items]
Number of lawsuits filed against the company | lawsuit												3
Pending litigation | Safeway Inc | Safeway's 401(k) Plan
Loss Contingencies [Line Items]
Number of lawsuits filed against the company | lawsuit												2
Pending litigation | Safeway Inc | Qui Tam Lawsuits
Loss Contingencies [Line Items]
Number of government healthcare programs the Company is alleged to submitted fraudulent pricing information to | program								4
Dismissed | Mertz v. SuperValu Inc and Rocke V. SuperValu Inc.
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff		15
Threatened litigation | AB Acquisition | Security breach
Loss Contingencies [Line Items]
Number of states requesting information concerning data breach incidents | state																14
Number of data breach incidents | incident																2
Number of insurance carriers denied cyber insurance coverage | insurance_carrier																3
Judicial ruling | Safeway Inc | Rodman V. Safeway Inc.
Loss Contingencies [Line Items]
Settlement payment	$ 42.3
Amount damages awarded to plaintiff					$ 1.0			$ 41.9	$ 31.0
Corrected amount damages awarded to plaintiff									$ 23.2
Amount awarded to plaintiff in damages								31.0
Amount awarded to plaintiff in prejudgment interest								$ 10.9
Damages sought in a lawsuit							$ 2.0
Additional assessments and card reissuance costs | MasterCard litigation
Loss Contingencies [Line Items]
Estimate of possible loss														$ 1.0
Financial standby letter of credit
Loss Contingencies [Line Items]
Estimate of possible loss													$ 1.0		$ 15.0
Belmont, CA | Settled titigation | DEA | Controlled substance diversion
Loss Contingencies [Line Items]
Number of controlled substances license surrendered | license			1
Bend, WA | Settled titigation | DEA | Controlled substance diversion
Loss Contingencies [Line Items]
License suspension period			4 months
Number of controlled substances license suspended | license			1